Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

We have developed and implemented a cybersecurity risk management program intended to protect the confidentiality, integrity and availability of our critical systems and information.

We design and assess our program based on the cybersecurity frameworks, such as the National Institute of Standards and Technology Cybersecurity Framework (NIST CSF), Open Web Application Security Project Frameworks (OWASP). This does not imply that we meet any particular technical standards, specifications or requirements, only that we use the NIST CSF, OWASP as a guide to help us identify, assess and manage cybersecurity risks relevant to our business.

Our cybersecurity risk management program is a part of our overall risk management program, which covers legal, compliance, strategic, operational and financial risk areas.

Key elements of our cybersecurity risk management program include, but are not limited to the following:

•	risk assessments designed to help identify material risks from cybersecurity threats to our critical systems and information;
•	a security team principally responsible for managing (1) our cybersecurity risk assessment processes, (2) our security controls, and (3) our response to cybersecurity incidents;
•

the use of external service providers, where appropriate, to assess, test or otherwise assist with aspects of our security processes (e.g. penetration testing to assess the level of infrastructure security);

•	cybersecurity awareness training of our employees, incident response personnel and senior management;
•	a cybersecurity incident response plan that includes procedures for responding to cybersecurity incidents; and
•	a third-party risk management process for key service providers, based on our assessment of their criticality to our operations and perspective risk profile.

We have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected us, including our operations, business strategy, results of operations, or financial condition. Nevertheless, despite our efforts, we face risks from cybersecurity threats that, if realized, reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition. For more information, see “Item 3. Key Information—D. Risk Factors – If we sustain cyber-attacks or other privacy or data security incidents that result in security breaches, we could suffer a loss of sales and increased costs, exposure to significant liability, reputational harm and other negative consequences.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is a part of our overall risk management program, which covers legal, compliance, strategic, operational and financial risk areas
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Cybersecurity Governance

Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Company’s audit and risk committee oversight of cybersecurity risks, including oversight of management’s implementation of our cybersecurity risk management program.

The audit and risk committee receives periodic reports from management on our cybersecurity risks. In addition, management updates the audit and risk committee, where it deems appropriate, regarding material cybersecurity incidents it consider to be significant.

The audit and risk committee reports to the Company’s full board of directors regarding its activities, including those related to cybersecurity. Board members receive information on cybersecurity topics from our internal security staff or external experts as part of the continuing cybersecurity education.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit and risk committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The audit and risk committee receives periodic reports from management on our cybersecurity risks. In addition, management updates the audit and risk committee, where it deems appropriate, regarding material cybersecurity incidents it consider to be significant
Cybersecurity Risk Role of Management [Text Block]

Our management team, including the Head of Information Security and Chief Information Officer, is responsible for assessing and managing our material risks from cybersecurity threats. The team has primary responsibility for our overall cybersecurity risk management program and supervises both our internal cybersecurity personnel and our retained external cybersecurity consultants. Our management team’s experience includes 20 years of experience in cybersecurity – namely application, cloud and infrastructure security, cryptography, risk assessment, audit and compliance – and has obtained the following international certifications: ISACA CISA, ISC2 CISSP, AWS Certified Security - Specialty.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	the Head of Information Security and Chief Information Officer
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our management team’s experience includes 20 years of experience in cybersecurity – namely application, cloud and infrastructure security, cryptography, risk assessment, audit and compliance – and has obtained the following international certifications: ISACA CISA, ISC2 CISSP, AWS Certified Security - Specialty.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

The audit and risk committee receives periodic reports from management on our cybersecurity risks. In addition, management updates the audit and risk committee, where it deems appropriate, regarding material cybersecurity incidents it consider to be significant.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true